UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1: Report to Shareholders

European Stock Fund	October 31, 2008

The views and opinions in this report were current as of October 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Illiquid financial markets, stressed financial companies, weakening global economies, and risk-averse investors pushed European stocks into a tailspin, and your fund’s performance plunged during the six-month period ended October 31, 2008. Fearing a variety of problems—from illiquid credit markets to bursting Irish and Spanish property bubbles, investors preferred the safe haven of cash to the uncertainty of equities. Much to our disappointment, your fund recorded its worst six-month period since its inception 18 years ago.

HIGHLIGHTS

• European stocks fell sharply during the past six months as the euro zone’s economy slipped into a recession for the first time since 1999.

• The European Stock Fund declined along with global markets as the credit crunch intensified.

• The fund’s holdings performed poorly, including telecommunications and health care—normally good defensive sectors.

• Europe’s prospects for economic growth are lower than they were this time last year, but many stocks are trading at extremely low and attractive valuations.

In the six-month period ended October 31, 2008, the fund fell 42.81%, slightly lagging the MSCI Europe Index but outperforming the Lipper European Region Funds Average, as shown in the Performance Comparison table. The fund was able to outperform the MSCI index and the Lipper average for the 12-month period. We understand that you, our fellow shareholders, may be less interested in relative performance, which provides little comfort in the face of such heavy absolute losses.

Most of the fund’s losses were concentrated in the last three months, when the cumulative effects of a weakening world economy and illiquid credit markets took their greatest toll on stocks. We had been concerned for some time about the fragility of the European economy and credit markets, and we created what we thought was a more defensive portfolio. We did not anticipate the magnitude of the economic contraction and the severity that the lack of interbank liquidity would have on our financial system. In hindsight, we held too many stocks whose valuations may have seemed reasonable but could not hold up against the unfolding bad news. Massive hedge fund redemptions, deleveraging, and panicked selling hurt even our strongest holdings.

Chastened by the experience, we are determined to be prepared for the next dislocation and to take advantage of any opportunities that present themselves. We are working hard to identify high-quality companies whose shares may have been too expensive for our investment strategy in the past but have sold off to attractive, even once-in-a-lifetime, valuations. Our investment process served the fund well in more normal market environments, and we remain confident that it will in the future.

MARKET REVIEW

Economic growth in Europe slowed and varied greatly within the region. Economic conditions in the U.K. markedly worsened. Following the popping of the U.K. housing bubble, heavily indebted British consumers found that they could not sustain their levels of spending. British unemployment began to rise to levels not seen for at least a decade. There were signs of slowing, particularly in Spain and Ireland, which had their own housing bubbles. In Italy and France, domestic consumption slowed. Even Germany, which had prospered by exporting to growing markets in Russia, Eastern Europe, and Asia, showed signs of weakness. Russia’s economy, a beneficiary of high energy prices, quickly lost steam after oil prices dropped. Meanwhile, credit markets froze, creating a credit crunch that made it impossible for financial institutions and corporations to borrow.

During the fund’s reporting period, the European Central Bank (ECB) remained concerned about the rising inflationary pressures and resisted pressure to cut interest rates. However, on October 8, 2008, the ECB cut its short-term interest rate to 3.75%. In the first week of November, the ECB reduced the rate by a half a percentage point to 3.25%, and ECB President Jean-Claude Trichet said the bank would consider another cut in December. In the U.K., the Bank of England slashed its target lending rate to 3.0%, its lowest rate in 54 years. Other European central banks followed suit.

But it was the magnitude of the financial crisis, rather than the region’s economic conditions, that drove European stock markets lower. The steepest losses were in Austria, Belgium, Ireland, Greece, and Norway. Although Switzerland also posted a loss, it was about half the size of the declines in Europe’s worst-performing markets. To add insult to injury, the dollar strengthened against the euro, increasing the losses for U.S.-based investors.

Every sector experienced significant declines, with many losing half their value during the last six-month period. Health care, which dropped about 15%, was the strongest-performing sector. Normally defensive sectors—telecommunications, consumer staples, and utilities—could not hold up against the onslaught of selling and shed about one-third of their value. Materials, a former standout, lost 58% in the last six months.

PORTFOLIO PERFORMANCE AND STRATEGY

Europe’s difficult market conditions made for a challenging investment environment. We had structured the portfolio to be more defensive than it had been a year ago, but the economic and market trends intensified beyond what we had expected. The wholesale dumping of stocks and flight to quality decimated the fund’s holdings. Even countries with robust growth stories—Greece, for example—suffered from investors’ risk aversion. Small- and mid-cap companies tumbled. As bad as things were for much of the summer, the bottom fell out in September, and holdings that escaped the earlier correction found themselves dropping precipitously.

Part of our strategy had been to focus on businesses that are not sensitive to economic cycles. We overweighted utilities, which helped our performance relative to the benchmark, but our stock selection was very weak. The same was true for consumer staples, where we moved to an overweight position, but our holdings performed poorly. We had very little exposure to materials, which benefited our relative performance.

In terms of absolute performance, the story is rather ugly. Losses more than overwhelmed the gains from our few winners. As stock prices plummeted, we decided to hold onto or buy into the companies with good long-term growth potential and sell lower-quality companies with less promising prospects. In financials, we stayed with the banks that we thought would be survivors. Among these are Intesa Sanpaolo (Italy), Societe Generale (France), and Allied Irish Banks (Ireland). Although these banks were battered and now sport extremely distressed valuations, we expect them to slowly build their earnings and repair their balance sheets. We eliminated Banco Santander (Spain), Erste Group Bank (Austria), and Standard Chartered (U.K.). We also initiated positions in investment banks with large wealth management operations such as Julius Baer (Switzerland), UBS (Switzerland), and Credit Suisse Group (Switzerland). Although their investment banking operations will be a drag, they have well-established, valuable private bank and wealth management franchises that can generate a steady stream of income. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Our utility stocks, which had generated gains for much of the past year, did not hold up as well as we had hoped. Europe’s deregulation of electrical generation had allowed utilities, particularly those companies that relied on nuclear and hydro power to generate electricity, to hike their rates and increase their profit margins. During the summer, it became evident that their earnings had peaked, and investors began to sell off their utility shares. We eliminated former solid contributors Electricite de France (France), Acciona (Spain), Public Power (Greece), and Fortum (Finland) but held on to E.ON (Germany), which has much newer and cleaner generation equipment and a stake in Russian energy giant Gazprom. We added Iberdrola Renovables (Spain), which has the world’s largest installed base of windmills and has executed well for the past half dozen years. The sharp drop in its price made Iberdrola Renovables an irresistible buy.

Telecommunications, another typically defensive sector, also disappointed us. Fears of declining mobile phone subscriptions, particularly in emerging markets, and the slowdown of DSL installations hurt Telenor (Norway) and Telefonica (Spain). We reduced our exposure to industrials and business services, but the positions we maintained were focused on train infrastructure and highway operations. European governments currently are investing considerable amounts in upgrading tracks and signaling equipment to handle high-speed trains. Vossloh (Germany), a supplier of rail track fasteners and switches, has good long-term prospects. We also initiated a position in Atlantia (Italy), the owner of Italy’s highways, and added to our position in Abertis Infraestructuras (Spain), an infrastructure manager that earns more than half of its revenue outside of Spain. These companies were attractive because they have steady streams of revenue and benefit from lower interest rates. We were able to buy both very cheaply.

Health care provided us with mixed results. We realized some gains from hearing device maker Sonova Holdings (Switzerland) and optical company Essilor International (France), but most of our large pharmaceutical companies—Novo Nordisk (Norway), Roche Holding-Genusscheiene (Switzerland), and Bayer (Germany)—slumped. Even former stalwart Grifols (Spain) was unable to hold up against the selling onslaught.

INVESTMENT OUTLOOK

Europe’s economic data have become discouraging, and we expect a contraction into next year. The need for banks to shrink their balance sheets has meant that bank lending has come almost to a standstill. This will further depress economic activity and could be a drag for several quarters. The region’s largest economies were already struggling—the U.K. with the fallout from the bursting housing bubble and Germany from a cutback in exports. Spain and Ireland, which also experienced housing bubbles, show little sign of recovery at this point. The only good sign is the strengthening dollar, which has made European goods and services more attractive to U.S. consumers and businesses. Unfortunately, with the U.S. contending with its own recession, we are not likely to see much demand from the other side of the Atlantic. A stronger dollar may help European businesses, but it hurts returns for U.S. investors, such as us.

Inflation is not likely to be an issue for some time. We expect the ECB to lower interest rates. Banks and other financial institutions have been weakened significantly and are likely to report more losses. In order to protect their balance sheets, they will further tighten their lending standards, which will be detrimental to the region’s economic recovery.

Earnings are likely to fall, and we expect earnings reports to be discouraging for the next few quarters. However, we feel increasingly comfortable with valuations. They have become striking, with many companies selling for less than book value or at historically low price/earnings ratios. Many high-quality companies that we believed were too expensive six months ago have dropped to levels that are difficult to pass up. When opportunities appear to acquire companies with solid business models, good growth prospects, and strong cash flows, we are acting on them. Despite the setbacks, we continue to believe that our investment approach is valid and should benefit our long-term investors interested in a concentrated exposure to European markets.

Respectfully submitted,

Dean Tenerelli
Portfolio manager

November 19, 2008

The portfolio manager has day-to-day responsibility for managing the portfolio and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Book value: A company’s net worth divided by the number of outstanding shares.

Lipper averages: The averages of available mutual fund performance returns for specified periods in defined categories as tracked by Lipper Inc.

MSCI Europe Index: A market capitalization-weighted index of approximately 500 stocks traded in 15 European markets.

Price/earnings ratio: The price-to-earnings (P/E) ratio shows the “multiple” of earnings at which a stock is selling. The P/E ratio is calculated by dividing a stock’s current price by its current earnings per share. A high multiple means that investors are optimistic about future growth and have bid up the stock’s price.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
For a share outstanding throughout each period

	Year Ended 10/31/08‡	10/31/07‡	10/31/06‡	10/31/05‡	10/31/04
NET ASSET VALUE					
Beginning of period	$ 24.35	$ 20.74	$ 20.58	$ 18.33	$ 15.64
Investment activities					
Net investment income	0.40	0.32	0.26	0.33	0.27
Net realized and unrealized gain (loss)	(10.48)	5.64	4.38	2.20	2.66
Total from investment activities	(10.08)	5.96	4.64	2.53	2.93
Distributions					
Net investment income	(0.32)	(0.26)	(0.32)	(0.27)	(0.22)
Net realized gain	(3.13)	(2.09)	(4.16)	(0.01)	(0.02)
Total distributions	(3.45)	(2.35)	(4.48)	(0.28)	(0.24)
NET ASSET VALUE					
End of period	**$ 10.82**	**$ 24.35**	**$ 20.74**	**$ 20.58**	**$ 18.33**

Ratios/Supplemental Data

Total return[1]	(47.65)%	31.15%	27.32%	13.90%	18.89%
Ratio of total expenses to average net assets	1.01%	0.98%	1.03%	1.06%	1.07%
Ratio of net investment income to average net assets	2.22%	1.47%	1.36%	1.65%	1.36%
Portfolio turnover rate	105.9%	88.4%	83.7%	82.0%	22.5%
Net assets, end of period (in millions)	$ 573	$ 1,215	$ 937	$ 795	$ 784

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
BELGIUM 2.0%		
Common Stocks 2.0%		
InBev (1)	278,230	11,217
Total Belgium (Cost $16,949)		11,217
FINLAND 0.6%		
Common Stocks 0.6%		
Sampo, Class A	180,200	3,599
Total Finland (Cost $2,830)		3,599
FRANCE 12.9%		
Common Stocks 12.9%		
Essilor International	30,446	1,367
Etam Development	5	–
GDF Suez	274,622	12,228
Groupe Danone (1)	221,204	12,267
Neopost	189,930	15,890
Pernod-Ricard (1)	138,392	9,016
Societe Generale	177,216	9,731
Total (1)	166,725	9,157
Vallourec	37,372	4,203
Total France (Cost $88,978)		73,859
GERMANY 12.1%		
Common Stocks 10.1%		
Bayer AG	167,010	9,166
Carl Zeiss Meditec (1)	330,542	3,410
Daimler	147,600	5,097
E.ON AG	237,305	9,057
GEA Group	699,614	10,163
Vossloh	158,036	12,030

Vodafone	7,419,271	14,290
Total United Kingdom (Cost $138,858)		105,470

UNITED STATES 1.1%

Common Stocks 1.1%

Liberty Global (2)	387,200	6,385
Total United States (Cost $13,176)		6,385

SHORT-TERM INVESTMENTS 5.3%

Money Market Funds 5.3%

T. Rowe Price Reserve Investment Fund, 2.91% (3)(4)	30,468,609	30,469
Total Short-Term Investments (Cost $30,469)		30,469

SECURITIES LENDING COLLATERAL 6.5%

Investments in Pooled Account Managed by JPMorgan Chase Bank, London 6.5%

Bank Notes 0.3%

American Express Centurion, VR, 4.409%, 2/17/09	945,649	935
Wachovia Bank, VR, 1.11%, 2/23/09	693,476	686
		1,621

Certificates of Deposit 0.1%

Bank of Montreal Chicago, VR, 2.829%, 3/12/09	945,649	938
		938

Medium-Term Notes 2.1%

Bank of Ireland, VR, 1.13%, 12/29/08	1,891,299	1,880
Bear Stearns, VR, 0.333%, 12/4/08	598,911	598
Bear Stearns, VR, 0.38%, 3/23/09	315,216	314
Citigroup Funding, VR, 1.11%, 3/16/09	1,339,670	1,334

Commonwealth Bank Australia, VR, 4.152%, 6/8/09	1,576,082	1,562
Goldman Sachs, VR, 0.38%, 2/13/09	1,197,823	1,182
JPMorgan Chase, VR, 2.93%, 6/2/09	977,171	976
K2(USA), VR, 1.12%, 6/19/09	1,167,001	1,136
Merrill Lynch, VR, 2.853%, 5/8/09	315,216	303
SLM Corporation, VR, 2.912%, 12/15/08	2,143,472	2,134
Wells Fargo, VR, 0.20%, 5/1/09	472,825	472
		11,891
Money Market Funds 2.5%		
T. Rowe Price Reserve Investment Fund, 2.91% (3)(4)	14,184,742	14,185
		14,185
Repurchase Agreements 1.5%		
Barclays Capital, Tri-Party, Dated 10/31/08, 0.15% Delivery Value of $3,152 on 11/3/08	3,152,165	3,152
UBS Securities, Tri-Party, Dated 10/31/08, 0.20% Delivery Value of $5,513 on 11/3/08	5,512,746	5,513
		8,665
Total Investments in Pooled Account Managed by JPMorgan Chase Bank, London		37,300
Total Securities Lending Collateral (Cost $37,373)		37,300
Total Investments in Securities		
108.0% of Net Assets (Cost $810,505)		**$ 618,540**

‡ Denominated in the currency of the country of incorporation unless otherwise noted.
(1) All or a portion of this security is on loan at October 31, 2008 -- total value of such securities at period-end amounts to $35,521. See Note 3.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
VR Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $810,505)	$ 618,540
Receivable for investment securities sold	1,050
Receivable for shares sold	315
Dividends and interest receivable	184
Cash	62
Foreign currency (cost $11)	12
Other assets	9,541
Total assets	629,704
Liabilities	
Obligation to return securities lending collateral	37,373
Payable for investment securities purchased	9,470
Payable for shares redeemed	448
Investment management fees payable	415
Due to affiliates	152
Other liabilities	9,336
Total liabilities	57,194
NET ASSETS	$ 572,510
Net Assets Consist of:	
Undistributed net investment income	$ 18,937
Accumulated undistributed net realized loss	(69,767)
Net unrealized loss	(192,011)
Paid-in capital applicable to 52,890,371 shares of $0.01 par value capital stock outstanding; 4,500,000,000 shares of the Corporation authorized	815,351
NET ASSETS	$ 572,510
NET ASSET VALUE PER SHARE	$ 10.82

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 10/31/08	10/31/07
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 21,867	$ 15,886
Net realized gain (loss)	(70,056)	170,266
Change in net unrealized gain (loss)	(502,375)	103,354
Increase (decrease) in net assets from operations	(550,564)	289,506
Distributions to shareholders		
Net investment income	(15,921)	(11,733)
Net realized gain	(155,756)	(94,290)
Decrease in net assets from distributions	(171,677)	(106,023)
Capital share transactions*		
Shares sold	71,183	137,907
Distributions reinvested	164,631	101,650
Shares redeemed	(156,437)	(144,632)
Redemption fees received	137	121
Increase in net assets from capital share transactions	79,514	95,046
Net Assets		
Increase (decrease) during period	(642,727)	278,529
Beginning of period	1,215,237	936,708
End of period	**$ 572,510**	**$ 1,215,237**
Undistributed net investment income	18,937	15,737
*Share information		
Shares sold	3,955	6,328
Distributions reinvested	8,499	5,065
Shares redeemed	(9,469)	(6,659)
Increase in shares outstanding	2,985	4,734

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on February 28, 1990. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe. Current income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements Effective November 1, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On October 31, 2008, the value of loaned securities was $35,521,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,010,232,000 and $1,099,259,000, respectively, for the year ended October 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital. Reclassifications between income and gain relate primarily to the character of currency gains and losses. For the year ended October 31, 2008, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Distributions during the years ended October 31, 2008, and October 31, 2007, were characterized for tax purposes as follows:

At October 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, all unused capital loss carryforwards expire in fiscal 2016.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2008, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2008, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended October 31, 2008, expenses incurred pursuant to these service agreements were $136,000 for Price Associates, $880,000 for T. Rowe Price Services, Inc., and $28,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2008, the fund was allocated $245,000 of Spectrum Funds’ expenses, of which $172,000 related to services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. Additionally, redemption fees received by the Spectrum Funds are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the Spectrum Funds. $18,000 of redemption fees reflected in the accompanying financial statements were received from the Spectrum Funds. At October 31, 2008, approximately 15% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 206,215 shares of the fund, representing less than 1% of the fund’s net assets.

NOTE 7 - INTERFUND BORROWING PROGRAM

Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The manager has developed a program that provides temporary liquidity under an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds and permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2008, the fund incurred $1,000 in interest expense related to outstanding borrowings on 5 days, in the average amount of $6,600,000, and at an average annual rate of 1.02% . At October 31, 2008, there were no borrowings outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price European Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price European Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008, by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2008

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/08

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $36,778,000 from short-term capital gains,

• $118,932,000 from long-term capital gains, subject to the 15% rate gains category.

For taxable non-corporate shareholders, $17,237,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $22,643,000 and foreign taxes paid of $1,066,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Under Armour (8/08 to present); Director, Vornado
1991	Real Estate Investment Trust (3/04 to present); Director, Mercantile
Bankshares (2002 to 2007); Member, Advisory Board, Deutsche Bank
North America (2004 to present); Director, Chairman of the Board, and
Chief Executive Officer, The Rouse Company, real estate developers
(1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm (10/95 to present); Chairman, The Haven Group, a cus-
1988	tom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim
2001	Mining Corp. (2/02 to present); Director, B.C. Corporation (3/08 to present); Chairman, Canyon Resources Corp. (8/07 to 3/08); Director,
Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National Mortgage
2003	Association (9/06 to present); Director, Norfolk Southern (2/08 to pres-
ent); Director, Georgia Pacific (5/04 to 12/05); Managing Director and
President, Global Private Client Services, Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and President, T. Rowe Price Investment Services,
[126]	Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[72]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly stu-
dent, Sussex University and Stockholm School
of Economics (to 2003)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Jeffrey W. Arricale, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, International Funds	Group, Inc.

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Jose Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Archibald A. Ciganer, CFA (1966)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Associate, Investment
Banking, CTI Tokyo (to 2003); Senior Associate,
Corporate Finance Tokyo (to 2005)

Richard N. Clattenburg, CFA (1979)	Vice President, T. Rowe Price; formerly Financial
Vice President, International Funds	Analyst, Goldman Sachs (to 2005)

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President, International Funds	T. Rowe Price International, Inc.; Vice President
and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.; formerly Analyst, Soros Fund
Management (to 2006)

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

May Foo, CFA (1977)	Vice President, T. Rowe Price International, Inc.
Vice President, International Funds

Niall P. Gallagher, CFA (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
European Analyst and Portfolio Manager, Merrill
Lynch (London) (to 2006)

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Rahul Ghosh (1976)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Financial Analyst, Warburg Pincus
(Singapore) (to 2004)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International Funds	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Investment Manager, Baillie Gifford (to 2006)

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Executive Vice President, International Funds	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers LLP (to 2007)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Lillian Yan Li, CFA (1979)	Employee, T. Rowe Price; formerly Analyst,
Vice President, International Funds	Deutsche Bank (Hong Kong) (to 2007)

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Susanta Mazumdar (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Director
of Equity Research, UBS India Securities (to 2003)

Inigo Mijangos (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Kepler Equities (to 2005); Financial
Analyst, Credit Agricole Indosuez Cheuvreux
(Spain) (to 2004)

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Hwee Jan Ng, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Vice
President of Equity Research, Merrill Lynch
Investment Managers (Singapore) (to 2005)

Elena Nikolaeva (1980)	Employee, T. Rowe Price; formerly Equity Analyst,
Vice President, International Funds	J.P. Morgan (London) (to 2007); formerly Analyst,
PricewaterhouseCoopers LLP (London) (to 2005)

Sridhar Nishtala (1975)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Analyst, JM Morgan Stanley Private
Limited (Mumbai) (to 2004)

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.;
formerly Senior Investment Analyst, ABN Amro
Asset Management (to 2004)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.;
formerly Fund Manager, INVESCO Asset
Management (Tokyo) (to 2004)

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Analyst, F&C Asset Management
(London) (to 2006); Senior Equity Analyst,
Citigroup (London) (to 2004)

S. Leigh Robertson, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President, International Funds	International, Inc.

Joseph Rohm (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Equity
Analyst, Insight Investment (to 2005)

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Jeffrey Rottinghaus, CPA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Francisco Sersale (1980)	Employee, T. Rowe Price; formerly Investment
Vice President, International Funds	Analyst, Explorador Capital Management, LLC
(to 2005); Paralegal, Morris, James, Hitchens &
Williams (to 2002)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Jonty Starbuck (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Miki Takeyama (1970)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Senior Research Analyst, F&C Asset
Management (to 2003)

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global
President, International Funds	Asset Management Limited, and T. Rowe Price
Global Investment Services Limited; Vice
President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.

Hiroshi Watanabe (1975)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Deputy Director,
Space Industry Office With the Ministry of
Economy (Tokyo) (to 2003)

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Telecoms Analyst and Fund Manager, Deutsche
Asset Management (to 2005)

Clive M. Williams (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Ernest C. Yeung, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Alison Mei Ling Yip (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Credit Suisse First Boston (to 2006)

Christopher Yip, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Senior
Analyst, Mercer Management Consulting
(to 2004)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for
at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,174,000 and $1,531,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 19, 2008